Common Stock, Additional Paid-In Capital and Dividends, Issuance of Common Stock and Warrants (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 14, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Feb. 13, 2023 $ / shares
Issuance of Common Stock and Warrants [Abstract]
Expenses incurred related to offering | $		$ 1,260	$ 574
February 2023 Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Number of warrants included in Unit (in shares) | shares	1
Term of warrant	5 years
Warrants exercised (in shares) | shares		0
Fair value (in dollars per share) | $ / shares	$ 0.79
Term of daily historical observations of share price		5 years
Percentage increase in fair value of warrants due to change in volatility		1.80%
February 2023 Warrants [Member] | Volatility [Member]
Issuance of Common Stock and Warrants [Abstract]
Measurement input		1.54
Percentage increase in volatility		5.00%
Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 1.35			$ 2
Incremental fair value of warrants | $	$ 121
Warrants exercised (in shares) | shares		6,000
February 2023 Registered Direct Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Units issued | $	$ 13,561
Units issued (in shares) | shares	10,045,185
Offering price (in dollars per share) | $ / shares	$ 1.35
Offering fees	6.00%
Proceeds from equity offering | $	$ 12,747
Expenses incurred related to offering | $	$ 163
Number of common shares included in Unit (in shares) | shares	1
February 2023 Registered Direct Offering [Member] | Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Minimum percentage of warrant holders in direct offering	80.00%